Related party transactions	12 Months Ended
Dec. 31, 2017
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Related party transactions
24.	Related party transactions

The consolidated subsidiaries of the Company as of December 31, 2016 and 2017 are listed in note 2.4.

The Company has the following related party transactions:

	Year ended December 31,
	2016		2017		2017
	BRL		BRL		USD
Balances from non-controlling owners
Receivables	R$	17	R$	12	US$	4

	Year ended December 31,
	2015	2016	2017	USD Total
	BRL	BRL	BRL	USD
Income statement amounts
Key management personnel compensation
Compensation and short-term benefits	9,203	9,535	19,699	5,955
Share-based payments	5,665	677	4,652	1,406

Total	14,868	10,212	24,351	7,361
Financial expenses
Convertible notes interest	—	—	2,069	653